Segment Information - Summary of Group's Revenues from External Customers by Major Products (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue	₽ 296,567	₽ 312,574	₽ 299,113
Mining segments [member]
Disclosure of products and services [line items]
Revenue	92,996	96,882	100,129
Mining segments [member] | Coal and middlings [member]
Disclosure of products and services [line items]
Revenue	71,970	80,022	84,341
Mining segments [member] | Coke and chemical products [member]
Disclosure of products and services [line items]
Revenue	17,970	14,205	13,747
Mining segments [member] | Iron ore concentrate [member]
Disclosure of products and services [line items]
Revenue	1,179	839	220
Mining segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,877	1,816	1,821
Steel segments [member]
Disclosure of products and services [line items]
Revenue	174,850	187,918	172,760
Steel segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	5,236	6,311	7,630
Steel segments [member] | Long steel products [member]
Disclosure of products and services [line items]
Revenue	97,692	105,722	96,768
Steel segments [member] | Hardware [member]
Disclosure of products and services [line items]
Revenue	27,086	30,040	27,578
Steel segments [member] | Flat steel products [member]
Disclosure of products and services [line items]
Revenue	23,371	22,786	22,505
Steel segments [member] | Forgings and stampings [member]
Disclosure of products and services [line items]
Revenue	14,818	15,848	12,247
Steel segments [member] | Semi-finished steel products [member]
Disclosure of products and services [line items]
Revenue	137	54	492
Steel segments [member] | Ferrosilicon [member]
Disclosure of products and services [line items]
Revenue	3,229	3,927	2,807
Steel segments [member] | Steel pipes [member]
Disclosure of products and services [line items]
Revenue	3,281	3,230	2,733
Power segments [member]
Disclosure of products and services [line items]
Revenue	28,721	27,774	26,224
Power segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,756	1,765	1,927
Power segments [member] | Electricity [member]
Disclosure of products and services [line items]
Revenue	₽ 26,965	₽ 26,009	₽ 24,297